Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,533,547.20

Principal:
Principal Collections	$14,469,713.10
Prepayments in Full	$7,181,167.18
Liquidation Proceeds	$430,449.99
Recoveries	$62,152.35
Sub Total	$22,143,482.62
Collections	$23,677,029.82

Purchase Amounts:
Purchase Amounts Related to Principal	$639,909.92
Purchase Amounts Related to Interest	$3,138.95
Sub Total	$643,048.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,320,078.69

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,320,078.69
Servicing Fee	$346,199.19	$346,199.19	$0.00	$0.00	$23,973,879.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,973,879.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,973,879.50
Interest - Class A-3 Notes	$21,715.91	$21,715.91	$0.00	$0.00	$23,952,163.59
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$23,663,691.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,663,691.09
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$23,586,057.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,586,057.09
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$23,528,145.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,528,145.09
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$23,456,781.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,456,781.09
Regular Principal Payment	$21,033,664.20	$21,033,664.20	$0.00	$0.00	$2,423,116.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,423,116.89
Residuel Released to Depositor	$0.00	$2,423,116.89	$0.00	$0.00	$0.00
Total		$24,320,078.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,033,664.20
Total					$21,033,664.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,033,664.20	$53.68	$21,715.91	$0.06	$21,055,380.11	$53.74
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$21,033,664.20	$15.07	$517,098.41	$0.37	$21,550,762.61	$15.44

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$31,022,727.46	0.0791800	$9,989,063.26	0.0254953
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$383,202,727.46	0.2746028	$362,169,063.26	0.2595301

Pool Information
Weighted Average APR	4.157%	4.155%
Weighted Average Remaining Term	32.27	31.46
Number of Receivables Outstanding	31,009	30,124
Pool Balance	$415,439,027.49	$392,453,177.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$383,202,727.46	$362,169,063.26
Pool Factor	0.2787823	0.2633576

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$30,284,113.80
Targeted Overcollateralization Amount	$30,284,113.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,284,113.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$264,610.24
(Recoveries)		119	$62,152.35
Net Losses for Current Collection Period			$202,457.89
Cumulative Net Losses Last Collection Period			$7,358,675.69
Cumulative Net Losses for all Collection Periods			$7,561,133.58

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.48%	613	$9,725,028.18
61-90 Days Delinquent	0.24%	59	$961,504.34
91-120 Days Delinquent	0.07%	16	$262,504.48
Over 120 Days Delinquent	0.25%	58	$973,481.69
Total Delinquent Receivables	3.04%	746	$11,922,518.69

Repossession Inventory:
Repossessed in the Current Collection Period		26	$454,164.86
Total Repossessed Inventory		31	$590,405.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4499%
Preceding Collection Period			0.7257%
Current Collection Period			0.6014%
Three Month Average			0.5923%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4764%
Preceding Collection Period			0.5031%
Current Collection Period			0.4415%
Three Month Average			0.4737%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer